Schedule II Valuation and Qualifying Accounts	12 Months Ended
Sep. 01, 2016
Valuation and Qualifying Accounts [Abstract]
Schedule II Valuation and Qualifying Accounts
SCHEDULE II
VALUATION AND QUALIFYING ACCOUNTS
(in millions)

MICRON TECHNOLOGY, INC.

	Balance at Beginning of Year	Business Acquisitions	Charged (Credited) to Income Tax Provision	Currency Translation and Charges to Other Accounts	Balance at End of Year
Deferred Tax Asset Valuation Allowance
Year ended September 1, 2016	$2,051	$10	$(63)	$109	$2,107
Year ended September 3, 2015	2,443	—	(260)	(132)	2,051
Year ended August 28, 2014	3,155	—	(544)	(168)	2,443